Transactions with related parties (Details 1) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 2,185	$ 815
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	9,962	9,052
Newmont Peru S.R.L [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions		15	$ 10
Balance payable to related parties [Abstract]
Amounts payable, related party transactions		742	1,263
Newmont USA Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions		389	1,523
Balance payable to related parties [Abstract]
Amounts payable, related party transactions		1,403	2,548
Suriname Gold Company LLC [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions		281	567
Newmont Technologies Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions		120	5
Balance payable to related parties [Abstract]
Amounts payable, related party transactions		1,007	960
S.M.R.L. Chaupiloma Dos de Cajamarca c [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions		5,846	5,144
Others [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions		10	1
Balance payable to related parties [Abstract]
Amounts payable, related party transactions		28	5
Newmont International Service Limited [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions		26	$ 42
NVL, USA Limited, Delaware [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 79	$ 0